JPMorgan Income Builder Fund Average Annual Total Returns - A C I Shares [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI WORLD INDEX(Net Total Return) Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	21.09%	12.15%	12.17%
60% MSCI WORLD INDEX (Net Total Return) / 40% BLOOMBERG U.S. AGGREGATE INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	15.51%	7.13%	8.23%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	8.27%	3.77%	5.35%
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	5.96%	1.67%	3.52%
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	4.99%	2.08%	3.45%
Class C
Prospectus [Line Items]
Average Annual Return, Percent	11.84%	4.21%	5.41%
Class I
Prospectus [Line Items]
Average Annual Return, Percent	13.50%	4.88%	5.98%